Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	87-3296749
Plan number	001
Participant Loans	$ 464,905
Total investment and participant loans	$ 60,359,860
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan interest rate	9.50%
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 26,090,053
Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32,809,619
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Retirement Savings Trust III
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	102,314
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2020 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	113,086
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2025 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,197,500
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2030 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,713,608
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2035 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,812,861
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2040 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,853,241
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2045 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,831,455
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2050 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5,434,243
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2055 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4,514,630
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2060 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	3,562,848
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2065 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	545,547
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement 2070 Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	89,496
Investment, Identifier [Axis]: The Vanguard Group | Collective Trust - Vanguard Target Retirement Income Trust I
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	38,790
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Explorer Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	749,428
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Extended Market Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,664,312
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Federal Money Market Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	475,738
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Institutional Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10,947,946
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard International Growth Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,120,819
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard PRIMECAP Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,580,347
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Real Estate Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	820,564
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Small-Cap Index Fund Institutional Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,526,242
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Strategic Small-Cap Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	481,323
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Total Bond Market Index Fund Instl Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1,704,447
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Total Intl Bond Index Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	388,344
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Total Intl Stock Index Fund Instl Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2,482,089
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Wellington Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	591,342
Investment, Identifier [Axis]: The Vanguard Group | Mutual Fund - Vanguard Windsor II Fund Admiral Shares
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 557,112